Expense Example	Oct. 29, 2026 USD ($)
Brandywine Large Cap ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	225
Brandywine Large Cap Growth ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
Brandywine Large Cap Value ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
Brandywine Small Cap ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
Brandywine Small Cap Growth ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
Brandywine Small Cap Value ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
Brandywine International ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
Brandywine Core Bond ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	255
Brandywine Diversified Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	$ 255